Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401
Telephone: 202-261-3300
Facsimile: 202-261-3333

February 25, 2005
Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549

Re: Capstone Series Fund, Inc. ("Registrant") - File Nos. 2-83397; 811-1436

Dear Sirs:

Enclosed for filing pursuant to Rule 485(b) under the Securities Act of 1933 ("Securities Act") is Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A. This filing incorporates responses to comments received from Vincent DiStephano of the SEC's staff on Registrant's Post-Effective Amendment No. 33. This filing is made pursuant to Rule 485(b) under the Securities Act and does not contain disclosures that would make it ineligible for filing pursuant to Rule 485(b). As indicated on the cover page of Form N-1A of this Post-Effective Amendment, Registrant intends that this Post-Effective Amendment shall become effective immediately upon filing.

If you have questions regarding this filing, please call the undersigned at 202-261-3352.

Sincerely,

/s/ Olivia P. Adler
Olivia P. Adler

OPA/vp